Document and Entity Information Document	Mar. 20, 2026	Mar. 19, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date	Mar. 20, 2026
Entity Registrant Name		Brilliant Earth Group, Inc.
Entity Incorporation, State or Country Code		NV
Entity File Number		001-40836
Entity Tax Identification Number		87-1015499
Entity Address, City or Town		San Francisco,
Entity Address, State or Province		CA
Entity Address, Address Line One		300 Grant Avenue, Third Floor
Entity Address, Postal Zip Code		94108
City Area Code		800
Local Phone Number		691-0952
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A common stock, $0.0001 par value per share
Trading Symbol		BRLT
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Entity Central Index Key		0001866757
Amendment Flag		false